Business and Basis of Presentation	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Basis of Presentation	BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of Prudential Insurance, which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York, and sells such products primarily through affiliated and unaffiliated distributors.

Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.

Basis of Presentation

The Consolidated Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Consolidated Financial Statements include the accounts of Pruco Life and entities over which the Company exercises control, including majority-owned subsidiaries, and variable interest entities ("VIEs") in which the Company is considered the primary beneficiary. Intercompany balances and transactions have been eliminated.

Segment Information

Although there are separate products within Pruco Life, the Company is organized as a single reportable segment and manages the business activities on a consolidated basis. The accounting policies are the same as those described in Note 2.

The Company analyzes operating performance using “Income (loss) from operations before income taxes and equity in earnings of operating joint venture”, as determined in accordance with U.S. GAAP. This is the measure of profit or loss used by the Company’s chief operating decision maker to evaluate performance and allocate resources. The measure of segment assets is reported as “Total Assets” on the Consolidated Statements of Financial Position. Segment revenue is reported as “Total Revenues” on the Consolidated Statements of Operations and Comprehensive Income (Loss). As the Company has one reportable segment, there are no intersegment revenues. The Company discloses all significant expense categories separately on the Consolidated Statements of Operations and Comprehensive Income (Loss).

The Company’s chief operating decision maker is a group of Prudential Financial executives that include the chief financial officer, controller, treasurer, and business leaders, which include the Company’s chief executive officer and chief financial officer. Overall business decisions for the Company are made by this group of executives. Such business decisions include the allocation of capital, distribution/sale of products, and allocation/deployment of overall Prudential Financial resources.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining future policy benefits; policyholders' account balances and reinsurance related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life and annuity products; market risk benefits; the valuation of investments including derivatives, the measurement of allowance for credit losses, and the recognition of other-than-temporary impairments; reinsurance recoverables; any provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.